Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Jan. 26, 2024
Prospectus Date	Jan. 26, 2024
FPA Global Equity ETF | FPA Global Equity ETF
Prospectus:
Trading Symbol	FPAG